UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-09177

                            THE CATHOLIC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                      THEODORE F. ZIMMER, ESQ., PRESIDENT
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                            FREDRICK G. LAUTZ, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 278-6500

                  DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2004

                 DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                          (THE CATHOLIC FUNDS(R) LOGO)
                      GIVING VOICE TO CATHOLIC VALUES(SM)

                            THE CATHOLIC EQUITY FUND

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2004

                               The Catholic Funds
                                        1-877-222-2402

                      THANK YOU FOR CALLING THE CATHOLIC FUNDS.
                   PLEASE SELECT FROM THE FOLLOWING SEVEN CHOICES:

    o   FOR FUND PRICES -------------------------------------------   PRESS 1

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        AND WATCHLIST INFORMATION ---------------------------------   PRESS 4

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        WOULD LIKE TO SPEAK TO A CUSTOMER
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      2     Letter to Shareholders

      3     The Catholic Equity Fund

      6     Allocation of Portfolio Assets

      7     Schedule of Investments

      16    Schedule of Futures Contracts

      17    Statement of Assets & Liabilities

      18    Statement of Operations

      19    Statements of Changes in Net Assets

      20    Financial Highlights

      23    Notes to Financial Statements

      29    Report of Independent Registered Public Accounting Firm

      30    Directors and Officers

Letter to Shareholders

Dear Shareholder,

THE ANNUAL REPORT -- The enclosed annual report of the Catholic Equity Fund covers the 12-month period that ended September 30, 2004. In it you will find information about the Fund's holdings and performance, as well as commentary on market conditions. You will see that the Fund's financial statements are audited by PricewaterhouseCoopers LLP, a major accounting firm that enjoys national recognition for its significant expertise and experience in the mutual fund field. We would also like you to know that the Securities and Exchange Commission (SEC) and National Association of Securities Dealers (NASD) recently did routine reviews and found nothing of concern in regard to our compliance with applicable securities laws and regulations.

ADVOCACY PROGRAM -- In the latest Your Catholic Voice newsletter that you received last month, we reported on our advocacy philosophy and on our advocacy activities for the shareholder-resolution year that ended June 30, 2004. We are even more active in the current resolution year. We have already filed new resolutions with thirteen companies who we believe have been paying their CEOs at extremely high levels. We have filed three other resolutions, two of which deal with the treatment of workers and one with the harm to young people caused by sympathetic depictions of smoking in movies. We expect to join in dialogues with these and other companies.

FOR MORE INFORMATION -- We invite you to read our four articles (that we call monographs) that further explain our philosophy and positions. You can obtain them on the Internet (www.catholicfunds.com) or by calling 414-278-6550. Our Internet site has other interesting information as well.

Thank you for your continued trust and investment.

/s/Daniel J. Steininger                         /s/Theodore F. Zimmer

Daniel J. Steininger                            Theodore F. Zimmer
Chairman of the Board                           President

An investment in The Catholic Equity Fund involves risk. The principal value and investment returns will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost. An investor should consider the Fund's investment objectives, risks, and charges and expenses carefully before you invest or send money.

"S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by The Catholic Equity Fund. The Catholic Equity Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Fund. The Fund seeks to match the index, but performance can be expected to differ by a small percentage representing operating costs and the exclusion of companies that participate in abortion (currently four). An investment cannot be made directly in the Index.

The Catholic Church has not sponsored or endorsed The Catholic Equity Fund nor approved or disapproved of the Fund as an investment. The Catholic Equity Fund is distributed through Catholic Financial Services Corporation, 1100 W. Wells St., Milwaukee, WI 53233, (414) 278-6550, of which Dan Steininger and Ted Zimmer are registered representatives. Member NASD and SIPC.

The Catholic Equity Fund

MANAGEMENT:

Mellon Equity Associates is an independently run, wholly owned subsidiary of Mellon Financial Corporation located in Pittsburgh, Pennsylvania. It has advised passive and active accounts for institutional and individual clients since 1983. Today, it manages over $19 billion in assets for 97 clients.

The portfolio manger, Thomas Durante joined Mellon Equity Associates in January 2000. In addition to the Catholic Equity Fund, Tom manages several index accounts at Mellon Equity. Tom is a Chartered Financial Analyst and has earned a BS in accounting from Fairfield University in 1982.

MARKET COMMENTARY

For the year ended September 2004, Catholic Equity Fund ("Fund") produced a total return of 12.70% (Class A without sales load), compared to a return of the S&P 500 Composite Stock Price Index ("Index") of 13.87%. The primary difference between the Fund's performance and the Index's return is attributable to expenses and the net effect of the sampling strategy to compensate for the securities excluded under our sanctity of life screen.

The strongest returns for the Fund occurred in the first half of the period as the S&P 500 reached a high in February. Since then the market has remained locked in a trading range as investors weigh the improving economy against the uncertainty of the future political and economic environment. On a positive note, the S&P 500 realized record earnings partially due to low inflation, low interest rates, persistent consumer spending and strong growth as measured by GDP. The uncertainty that weighs on the market is due primarily to the geopolitical risks and uncertainty that persisted about the outcome of the election in the United States. The geopolitical risks had a direct effect on the dramatic increase in the price of oil as output from Iraq has been limited and there is uncertainty of future oil supply disruptions. This caused many economists to predict a deceleration towards near-trend economic growth for 2005.

The sectors that provided the greatest contribution to return were interest sensitive and producer goods and services. These sectors benefited from the low interest rate environment and the increase in demand from emerging markets, most notably China and India. Energy stocks also provided excellent returns, as the price of crude climbed and refining capacity was limited. Within the technology sector, semiconductors performed poorly as companies delayed new products and saw their profit margins begin to erode. Drug stocks also performed poorly as many large pharmaceutical companies are having difficulties replacing the revenues generated from blockbuster drugs whose patents will be expiring in the near future.

Overall, the Fund, for the year ended September 30, 2004, had solid returns, which reflected an improving economy, very favorable business conditions in the United States and increasing global demand. There are concerns about inflation and a deceleration in global growth due to surging oil and commodity prices. The Federal Reserve Bank has maintained that it will take a measured approach regarding changing interest rates in order to avoid stalling the recovery.

                       THE CATHOLIC EQUITY FUND - CLASS A
                         GROWTH OF A $10,000 INVESTMENT

               The Catholic Equity      The Catholic Equity
    Date          Fund - Class A       Fund - Class A w/load      S&P 500 Index
    ----          --------------       ---------------------      -------------
   5/3/1999          $10,000                   $9,600               $10,000
  6/30/1999          $10,290                   $9,878               $10,306
  9/30/1999           $9,690                   $9,302                $9,663
 12/31/1999          $10,855                  $10,421               $11,101
  3/31/2000          $11,155                  $10,709               $11,356
  6/30/2000          $10,945                  $10,507               $11,055
  9/30/2000          $10,965                  $10,526               $10,948
 12/31/2000          $10,302                   $9,890               $10,092
  3/31/2001           $9,338                   $8,964                $8,895
  6/30/2001          $10,000                   $9,600                $9,416
  9/30/2001           $8,464                   $8,126                $8,034
 12/31/2001           $9,385                   $9,010                $8,893
  3/31/2002           $9,334                   $8,961                $8,917
  6/30/2002           $8,044                   $7,723                $7,722
  9/30/2002           $6,632                   $6,367                $6,388
 12/31/2002           $7,208                   $6,920                $6,927
  3/31/2003           $6,962                   $6,684                $6,709
  6/30/2003           $8,020                   $7,699                $7,742
  9/30/2003           $8,204                   $7,876                $7,947
 12/31/2003           $9,163                   $8,794                $8,912
  3/31/2004           $9,298                   $8,923                $9,063
  6/30/2004           $9,453                   $9,072                $9,219
  9/30/2004           $9,246                   $8,873                $9,047

                             AVERAGE ANNUAL RETURNS
                               September 30, 2004

                                                    Since         Inception
                                     1 Year       Inception          Date
                                     ------       ---------       ---------
Class A (without sales load)         12.70%         -1.44%          5/3/99
Class A (with sales load)             8.23%         -2.18%          5/3/99
S&P 500 Index                        13.87%         -2.10%          5/3/99
Class C (without sales load)         12.39%          0.34%          4/9/02
Class C (with sales load)            11.39%          0.34%          4/9/02
S&P 500 Index                        13.87%          1.64%          4/9/02
Class I                              12.89%          0.35%          4/3/02
S&P 500 Index                        13.87%          1.37%          4/3/02

Performance information prior to April 3, 2002 reflects performance of The Catholic Disciplined Capital Appreciation Fund, which had a similar, but not identical, investment program to that of the Catholic Equity Fund.

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fees and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total return would have been lower.

Class A performance has been restated to reflect the maximum sales charge of 4%. Class C performance reflects the maximum contingent sales charge (CDSC) of 1% terminating one year after the purchase of shares. Class I shares have no sales load and are for institutional shareholders only.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

Current performance may be lower or higher than the performance data quoted.

Performance data current to the most recent month-end can be found at our website, www.CatholicFunds.com

                                                   September 30, 2004
                            Ticker Symbols          Net Asset Values
                            --------------          ----------------
     Equity A                   CTHQX                    $8.95
     Equity C                   CTHSX                    $8.90
     Equity I                   CTHRX                    $8.96

                                TOP 10 HOLDINGS
                            As of September 30, 2004

                                                                 Percentage
                                                                     of
Rank      Ticker      Security Name                              Net Assets
----      ------      -------------                              ----------
 1        GE          General Electric Company                     3.36%
 2        XOM         Exxon Mobil Corporation                      2.97%
 3        MSFT        Microsoft Corporation                        2.85%
 4        C           Citigroup Inc.                               2.16%
 5        WMT         Wal-Mart Stores, Inc.                        2.14%
 6        JNJ         Johnson & Johnson                            1.92%
 7        AIG         American International
                        Group, Inc.                                1.68%
 8        BAC         Bank of America Corporation                  1.66%
 9        IBM         International Business Machines
                        Corporation (IBM)                          1.40%
 10       JPM         JPMorgan Chase & Co.                         1.34%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments including payments made with the proceeds of dividends or other distributions made by the Fund; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2004, to September 30, 2004. The example reflects the Adviser's fee waivers and expense reimbursements in effect during this period.

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses, after fee waivers and expense reimbursements. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, after fee waivers and expense reimbursements and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLES

                                                                                             Expenses Paid During
                                                   Beginning Account     Ending Account    Period1<F1> (4/1/2004 to
                                                    Value (4/1/2004)   Value (9/30/2004)          9/30/2004)
                                                    ----------------   -----------------   ------------------------
Class A Actual                                          $1000.00            $ 994.40                 $4.47
Class A Hypothetical (5% return before expenses)        $1000.00            $1020.25                 $4.80
Class C Actual                                          $1000.00            $ 993.30                 $5.98
Class C Hypothetical (5% return before expenses)        $1000.00            $1019.00                 $6.06
Class I Actual                                          $1000.00            $ 995.60                 $3.49
Class I Hypothetical (5% return before expenses)        $1000.00            $1021.50                 $3.54

1<F1> Expenses are equal to the Fund's annualized expense ratio of 0.95%, 1.20% and 0.70% for Class A, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/366 days (to reflect the one-half year period).

                         ALLOCATION OF PORTFOLIO ASSETS
                (Calculated as a Percentage of Net Assets1<F2>)

               Financials2<F3>                             20.41%
               Information Technology2<F3>                 15.48%
               Health Care2<F3>                            12.92%
               Industrials2<F3>                            11.52%
               Consumer Discretionary2<F3>                 10.96%
               Consumer Staples2<F3>                       10.51%
               Energy2<F3>                                  7.30%
               Telecommunications Services2<F3>             3.59%
               Materials2<F3>                               3.05%
               Utilities2<F3>                               2.81%
               Futures Contracts                            1.57%
               U.S. Treasury Bill                           0.10%

1<F2>   Total Net Assets on September 30, 2004 were $32,030,756
2<F3>   Sectors based on Global Industry Classification Standard (GICS(R))

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

                                                        THE CATHOLIC EQUITY FUND

Common Stocks (98.5%)                                 Shares             Value
---------------------                                 ------             -----
3M Co.                                                 2,380          $190,329
Abbott Laboratories                                    6,050           256,278
ACE Limited                                              850            34,051
ADC Telecommunications,
  Inc.* <F4>                                           2,200             3,982
Adobe Systems
  Incorporated                                           700            34,629
Adolph Coors Company                                     100             6,792
Advanced Micro
  Devices, Inc.* <F4>                                  1,000            13,000
The AES Corporation*<F4>                               1,900            18,981
Aetna Inc.                                               500            49,965
Affiliated Computer
  Services, Inc. - Class A*<F4>                          400            22,268
AFLAC INCORPORATED                                     1,490            58,423
Agilent
  Technologies, Inc.* <F4>                             1,450            31,276
Air Products and
  Chemicals, Inc.                                        650            35,347
Alberto-Culver Company                                   300            13,044
Albertson's, Inc.                                      1,050            25,127
Alcoa Inc.                                             2,600            87,334
Allegheny Energy, Inc.* <F4>                             300             4,788
Allegheny
  Technologies, Inc.                                     300             5,475
Allergan, Inc.                                           765            55,501
Allied Waste
  Industries, Inc.* <F4>                                 900             7,965
The Allstate Corporation                               2,140           102,699
ALLTEL Corporation                                       890            48,870
Altera Corporation*<F4>                                1,150            22,505
Altria Group, Inc.                                     6,250           294,000
Ambac Financial
  Group, Inc.                                            350            27,982
Amerada Hess
  Corporation                                            250            22,250
Ameren Corporation                                       600            27,690
American Electric
  Power Company, Inc.                                  1,150            36,754
American Express
  Company                                              3,950           203,267
American International
  Group, Inc.                                          7,902           537,257
American Power
  Conversion Corporation                                 550             9,565
American Standard
  Companies Inc.* <F4>                                   600            23,346
AmerisourceBergen
  Corporation                                            657            35,287
Amgen Inc.* <F4>                                       3,840           217,651
AmSouth Bancorporation                                 1,050            25,620
Anadarko Petroleum
  Corporation                                            750            49,770
Analog Devices, Inc.                                   1,150            44,597
Andrew Corporation*<F4>                                  400             4,896
Anheuser-Busch
  Companies, Inc.                                      2,400           119,880
Anthem, Inc.* <F4>                                       400            34,900
Aon Corporation                                          850            24,429
Apache Corporation                                     1,032            51,714
Apartment Investment
  & Management Company                                   300            10,434
Apollo Group, Inc. -
  Class A*<F4>                                           600            44,022
Apple Computer, Inc.* <F4>                             1,150            44,562
Applera Corporation -
  Applied Biosystems Group                               550            10,379
Applied Materials, Inc.* <F4>                          5,100            84,099
Applied Micro Circuits
  Corporation*<F4>                                       900             2,817
Archer-Daniels-Midland
  Company                                              1,850            31,413
Ashland Inc.                                             200            11,216
AT&T Corp.                                             2,300            32,936
AT&T Wireless
  Services Inc.* <F4>                                  8,200           121,196
Autodesk, Inc.                                           300            14,589
Automatic Data
  Processing, Inc.                                     1,800            74,376
AutoNation, Inc.* <F4>                                   750            12,810
AutoZone, Inc.* <F4>                                     275            21,244
Avaya Inc.* <F4>                                       1,300            18,122
Avery Dennison
  Corporation                                            350            23,023
Avon Products, Inc.                                    1,500            65,520
Baker Hughes
  Incorporated                                         1,050            45,906
Ball Corporation                                         400            14,972
Bank of America
  Corporation                                         12,302           533,046
The Bank of New York
  Company, Inc.                                        2,300            67,091
C.R. Bard, Inc.                                          400            22,652
Bausch & Lomb
  Incorporated                                           200            13,290
Baxter International Inc.                              1,750            56,280
BB&T Corporation                                       1,650            65,489
The Bear Stearns
  Companies Inc.                                         290            27,889
Becton, Dickinson
  and Company                                            750            38,775
Bed Bath & Beyond Inc.* <F4>                             915            33,956
BellSouth Corporation                                  5,500           149,160
Bemis Company, Inc.                                      300             7,974
Best Buy Co., Inc.                                     1,000            54,240
Big Lots, Inc.* <F4>                                     300             3,669
Biogen Idec Inc.* <F4>                                 1,060            64,840
Biomet, Inc.                                             750            35,160
BJ Services Company                                      440            23,060
The Black & Decker
  Corporation                                            300            23,232
BMC Software, Inc.* <F4>                                 650            10,277
The Boeing Company                                     2,500           129,050
Boise Cascade
  Corporation                                            200             6,656
Boston Scientific
  Corporation*<F4>                                     2,480            98,530
Bristol-Myers Squibb
  Company                                              8,850           209,480
Broadcom Corporation -
  Class A*<F4>                                           950            25,926
Brown-Forman
  Corporation - Class B                                  400            18,320
Brunswick Corporation                                    300            13,728
Burlington Northern
  Santa Fe Corporation                                 1,150            44,056
Burlington Resources Inc.                              1,300            53,040
Calpine Corporation*<F4>                               1,000             2,900
Campbell Soup Company                                  1,150            30,233
Capital One Financial
  Corporation                                            750            55,425
Cardinal Health, Inc.                                  2,100            91,917
Caremark Rx, Inc.* <F4>                                1,400            44,898
Carnival Corporation                                   1,950            92,215
Caterpillar Inc.                                       1,050            84,473
Cendant Corporation                                    3,200            69,120
CenterPoint Energy, Inc.                                 900             9,324
Centex Corporation                                       400            20,184
CenturyTel, Inc.                                         400            13,696
ChevronTexaco
  Corporation                                          6,572           352,522
Chiron Corporation*<F4>                                  550            24,310
The Chubb Corporation                                    600            42,168
CIENA Corporation*<F4>                                 1,400             2,772
CIGNA Corporation                                        400            27,852
Cincinnati Financial
  Corporation                                            525            21,640
Cinergy Corp.                                            600            23,760
Cintas Corporation                                       500            21,020
Circuit City Stores, Inc.                                600             9,204
Cisco Systems, Inc.* <F4>                             20,485           370,779
Citigroup Inc.                                        15,705           692,905
Citizens Communications
  Company                                                850            11,381
Citrix Systems, Inc.* <F4>                               400             7,008
Clear Channel
  Communications, Inc.                                 1,875            58,444
The Clorox Company                                       675            35,978
CMS Energy Corporation*<F4>                              600             5,712
Coach, Inc.* <F4>                                        600            25,452
The Coca-Cola Company                                  7,405           296,570
Coca-Cola Enterprises Inc.                             1,450            27,405
Colgate-Palmolive
  Company                                              1,650            74,547
Comcast Corporation -
  Class A*<F4>                                         6,752           190,676
Comerica Incorporated                                    500            29,675
Computer Associates
  International, Inc.                                  1,750            46,025
Computer Sciences
  Corporation*<F4>                                       600            28,260
Compuware Corporation*<F4>                             1,200             6,180
Comverse
  Technology, Inc.* <F4>                                 650            12,239
ConAgra Foods, Inc.                                    1,540            39,593
ConocoPhillips                                         2,114           175,145
Consolidated Edison, Inc.                                765            32,161
Constellation
  Energy Group                                           500            19,920
Convergys Corporation*<F4>                               400             5,372
Cooper Industries, Ltd. -
  Class A                                                300            17,700
Cooper Tire & Rubber
  Company                                                200             4,034
Corning Incorporated*<F4>                              4,050            44,874
Costco Wholesale
  Corporation                                          1,450            60,262
Countrywide Financial
  Corporation                                          1,698            66,884
Crane Co.                                                200             5,784
CSX Corporation                                          750            24,900
Cummins Inc.                                             100             7,389
CVS Corporation                                        1,150            48,449
Dana Corporation                                         500             8,845
Danaher Corporation                                    1,000            51,280
Darden Restaurants, Inc.                                 500            11,660
Deere & Company                                          750            48,412
Dell Inc.* <F4>                                        7,670           273,052
Delphi Corporation                                     1,500            13,935
Delta Air Lines, Inc.* <F4>                              300               987
Deluxe Corporation                                       100             4,102
Devon Energy Corporation                                 750            53,257
Dillard's, Inc. - Class A                                300             5,922
Dollar General Corporation                             1,050            21,157
Dominion Resources, Inc.                                 950            61,988
R. R. Donnelley &
  Sons Company                                           600            18,792
Dover Corporation                                        650            25,265
The Dow Chemical
  Company                                              2,800           126,504
Dow Jones &
  Company, Inc.                                          300            12,183
DTE Energy Company                                       490            20,673
E. I. du Pont de Nemours
  and Company                                          3,000           128,400
Duke Energy Corporation                                2,800            64,092
Dynegy Inc. - Class A*<F4>                               600             2,994
Eastman Chemical
  Company                                                300            14,265
Eastman Kodak Company                                    850            27,387
Eaton Corporation                                        500            31,705
eBay Inc.* <F4>                                        2,050           188,477
Ecolab Inc.                                              800            25,152
Edison International                                     950            25,185
El Paso Corporation                                    1,845            16,956
Electronic Arts Inc. (EA)* <F4>                          900            41,391
Electronic Data
  Systems Corporation                                  1,450            28,116
EMC Corporation*<F4>                                   7,450            85,973
Emerson Electric Co.                                   1,250            77,363
Engelhard Corporation                                    400            11,340
Entergy Corporation                                      750            45,458
EOG Resources, Inc.                                      400            26,340
Equifax Inc.                                             400            10,544
Equity Office
  Properties Trust                                     1,171            31,910
Equity Residential                                       850            26,350
E*TRADE Financial
  Corporation*<F4>                                     1,100            12,562
Exelon Corporation                                     2,000            73,380
Express Scripts, Inc.* <F4>                              200            13,068
Exxon Mobil Corporation                               19,698           952,004
Family Dollar Stores, Inc.                               500            13,550
Fannie Mae                                             2,900           183,860
Federated Department
  Stores, Inc.                                           550            24,986
Federated Investors,
  Inc. - Class B                                         300             8,532
FedEx Corp.                                              950            81,406
Fifth Third Bancorp                                    1,750            86,135
First Data Corporation                                 2,629           114,361
FirstEnergy Corp.                                      1,050            43,134
First Horizon National
  Corporation                                            400            17,344
Fiserv, Inc.* <F4>                                       550            19,173
Fisher Scientific
  International Inc.* <F4>                               300            17,499
Fluor Corporation                                        300            13,356
Ford Motor Company                                     5,600            78,680
Forest Laboratories, Inc.* <F4>                        2,350           105,703
Fortune Brands, Inc.                                     450            33,340
FPL Group, Inc.                                          550            37,576
Franklin Resources, Inc.                                 750            41,820
Freddie Mac                                            2,050           133,742
Freeport-McMoRan Copper
  & Gold, Inc. - Class B                                 600            24,300
Gannett Co.,Inc.                                         850            71,196
The Gap, Inc.                                          2,700            50,490
Gateway, Inc.* <F4>                                      800             3,960
General Dynamics
  Corporation                                            650            66,365
General Electric
  Company                                             32,035         1,075,735
General Mills, Inc.                                    1,150            51,635
General Motors
  Corporation                                          1,715            72,853
Genuine Parts Company                                    500            19,190
Genzyme Corporation*<F4>                                 650            35,367
Georgia-Pacific Corp                                     750            26,962
Gilead Sciences, Inc.* <F4>                            1,400            52,332
The Gillette Company                                   2,965           123,759
Golden West Financial
  Corporation                                            500            55,475
The Goldman Sachs
  Group, Inc.                                          1,450           135,198
Goodrich Corporation                                     300             9,408
The Goodyear Tire &
  Rubber Company*<F4>                                    300             3,222
W.W. Grainger, Inc.                                      300            17,295
Great Lakes Chemical
  Corporation                                            100             2,560
Guidant Corporation                                      950            62,738
Halliburton Company                                    1,350            45,481
Harley-Davidson, Inc.                                    950            56,468
Harrah's
  Entertainment, Inc.                                    300            15,894
The Hartford Financial
  Services Group, Inc.                                   850            52,640
Hasbro, Inc.                                             500             9,400
Hercules Incorporated*<F4>                               200             2,850
Hershey Foods Corporation                                800            37,368
Hewlett-Packard
  Company                                              9,157           171,694
Hilton Hotels Corporation                              1,050            19,782
H.J. Heinz Company                                     1,050            37,821
The Home Depot, Inc.                                   6,750           264,600
Honeywell
  International Inc.                                   2,600            93,236
Hospira, Inc.* <F4>                                      625            19,125
H&R Block, Inc.                                          490            24,216
Humana Inc.* <F4>                                        400             7,992
Huntington Bancshares
  Incorporated                                           650            16,191
Illinois Tool Works Inc.                                 900            83,853
IMS Health Incorporated                                  650            15,548
Ingersoll-Rand Company                                   500            33,985
Intel Corporation                                     19,535           391,872
International Business
  Machines Corporation
  (IBM)                                                5,215           447,134
International Flavors
  & Fragrances Inc.                                      275            10,505
International Game
  Technology                                           1,000            35,950
International Paper
  Company                                              1,390            56,170
The Interpublic Group
  of Companies, Inc.* <F4>                             1,250            13,238
Intuit Inc.* <F4>                                        565            25,651
ITT Industries, Inc.                                     325            25,997
Jabil Circuit, Inc.* <F4>                                665            15,295
Janus Capital Group Inc.                                 750            10,208
J. C. Penney Company,
  Inc. - Holding Company                                 850            29,988
JDS Uniphase Corporation*<F4>                          4,050            13,648
Jefferson-Pilot Corporation                              400            19,864
Johnson & Johnson                                     10,900           613,997
Johnson Controls, Inc.                                   630            35,790
Jones Apparel Group, Inc.                                400            14,320
JPMorgan Chase & Co.                                  10,795           428,885
KB HOME                                                  200            16,898
Kellogg Company                                        1,250            53,325
Kerr-McGee Corporation                                   450            25,762
KeyCorp                                                1,250            39,500
KeySpan Corporation                                      500            19,600
Kimberly-Clark
  Corporation                                          1,500            96,885
Kinder Morgan, Inc.                                      400            25,128
King Pharmaceuticals,
  Inc.* <F4>                                             650             7,761
KLA-Tencor Corporation*<F4>                              550            22,814
Knight-Ridder, Inc.                                      300            19,635
Kohl's Corporation*<F4>                                1,015            48,913
The Kroger Co.* <F4>                                   2,100            32,592
Leggett & Platt,
  Incorporated                                           550            15,455
Lehman Brothers
  Holdings Inc.                                          850            67,762
Lexmark
  International, Inc.* <F4>                              450            37,805
Eli Lilly and Company                                  5,500           330,275
Limited Brands                                         1,450            32,320
Lincoln National
  Corporation                                            500            23,500
Linear Technology
  Corporation                                            950            34,428
Liz Claiborne, Inc.                                      400            15,088
Lockheed Martin
  Corporation                                          1,350            75,303
Loews Corporation                                        550            32,175
Louisiana-Pacific
  Corporation                                            300             7,785
Lowe's Companies, Inc.                                 2,340           127,179
LSI Logic Corporation*<F4>                             1,000             4,310
Lucent Technologies Inc.* <F4>                        12,950            41,052
M&T Bank Corporation                                     400            38,280
Manor Care, Inc.                                         300             8,988
Marathon Oil Corporation                               1,050            43,344
Marriott International,
  Inc. - Class A                                         650            33,774
Marsh & McLennan
  Companies, Inc.                                      1,540            70,470
Marshall & Ilsley
  Corporation                                            650            26,195
Masco Corporation                                      1,450            50,068
Mattel, Inc.                                           1,250            22,662
Maxim Integrated
  Products, Inc.                                         950           $40,175
The May Department
  Stores Company                                         850            21,785
Maytag Corporation                                       300             5,511
MBIA Inc.                                                400            23,284
MBNA Corporation                                       3,900            98,280
McCormick & Company,
  Incorporated                                           400            13,736
McDonald's Corporation                                 3,850           107,915
The McGraw-Hill
  Companies, Inc.                                        550            43,829
McKesson Corporation                                   2,050            52,583
MeadWestvaco Corporation                                 550            17,545
Medco Health
  Solutions, Inc.* <F4>                                  775            23,948
MedImmune, Inc.* <F4>                                    650            15,405
Medtronic, Inc.                                        3,730           193,587
Mellon Financial
  Corporation                                          1,250            34,613
Merck & Co. Inc.                                      11,150           367,950
Mercury Interactive
  Corporation*<F4>                                       300            10,464
Meredith Corporation                                     200            10,276
Merrill Lynch & Co., Inc.                              2,900           144,188
MetLife, Inc.                                          2,300            88,895
MGIC Investment
  Corporation                                            300            19,965
Micron Technology, Inc.* <F4>                          1,750            21,053
Microsoft Corporation                                 33,040           913,556
Millipore Corporation*<F4>                               200             9,570
Molex Incorporated                                       550            16,401
Monsanto Company                                         850            30,957
Monster Worldwide Inc.* <F4>                             300             7,392
Moody's Corporation                                      490            35,892
Morgan Stanley                                         3,300           162,690
Motorola, Inc.                                         7,230           130,429
Mylan Laboratories Inc.                                  800            14,400
Nabors Industries, Ltd*<F4>                              400            18,940
National City Corporation                              2,050           $79,171
National Semiconductor
  Corporation*<F4>                                     1,100            17,039
Navistar International
  Corporation*<F4>                                       200             7,438
NCR Corporation*<F4>                                     300            14,877
Network Appliance, Inc.* <F4>                          1,050            24,150
The New York Times
  Company - Class A                                      400            15,640
Newell Rubbermaid Inc.                                   740            14,830
Newmont Mining
  Corporation                                          1,350            61,465
Nextel Communications,
  Inc. - Class A*<F4>                                  3,280            78,195
Nicor Inc.                                               100             3,670
NIKE, Inc. - Class B                                     850            66,980
NiSource Inc.                                            750            15,758
Noble Corporation*<F4>                                   350            15,732
Nordstrom, Inc.                                          400            15,296
Norfolk Southern
  Corporation                                          1,150            34,201
North Fork
  Bancorporation, Inc.                                   900            40,005
Northern Trust
  Corporation                                            650            26,520
Northrop Grumman
  Corporation                                          1,114            59,410
Novell, Inc.* <F4>                                     1,000             6,310
Novellus Systems, Inc.* <F4>                             500            13,295
Nucor Corporation                                        200            18,274
NVIDIA Corporation*<F4>                                  500             7,260
Occidental Petroleum
  Corporation                                          1,140            63,760
Office Depot, Inc.* <F4>                                 850            12,776
Omnicom Group Inc.                                       550            40,183
Oracle Corporation*<F4>                               15,680           176,870
PACCAR Inc                                               525            36,288
Pactiv Corporation*<F4>                                  400             9,300
Pall Corporation                                         300             7,344
Parametric Technology
  Corporation*<F4>                                       400            $2,112
Parker Hannifin
  Corporation                                            400            23,544
Paychex, Inc.                                          1,075            32,411
Peoples Energy
  Corporation                                            100             4,168
PeopleSoft, Inc.* <F4>                                 1,050            20,842
The Pepsi Bottling
  Group, Inc.                                            700            19,005
PepsiCo, Inc.                                          5,250           255,413
PerkinElmer, Inc.                                        300             5,166
PG&E Corporation*<F4>                                  1,250            38,000
Phelps Dodge Corporation                                 300            27,609
Pinnacle West Capital
  Corporation                                            300            12,450
Pitney Bowes Inc.                                        750            33,075
Plum Creek Timber
  Company, Inc.                                          550            19,266
PMC-Sierra, Inc.* <F4>                                   500             4,405
PNC Financial
  Services Group                                         850            45,985
Power-One, Inc.* <F4>                                    100               648
PPG Industries, Inc.                                     500            30,640
PPL Corporation                                          600            28,308
Praxair, Inc.                                          1,000            42,740
Principal Financial
  Group, Inc.                                            950            34,171
The Procter & Gamble
  Company                                              7,680           415,642
Progress Energy, Inc.                                    750            31,755
The Progressive
  Corporation                                            650            55,087
ProLogis                                                 500            17,620
Providian Financial
  Corporation*<F4>                                       800            12,432
Prudential Financial, Inc.                             1,650            77,616
Public Service Enterprise
  Group Incorporated                                     650            27,690
Pulte Homes, Inc.                                        400            24,548
QLogic Corporation*<F4>                                  300             8,883
QUALCOMM Inc                                           5,000           195,200
Quest Diagnostics
  Incorporated                                           300            26,466
Qwest Communications
  International Inc.* <F4>                             5,100            16,983
RadioShack Corporation                                   500            14,320
Raytheon Company                                       1,350            51,273
Reebok International Ltd.                                200             7,344
Regions Financial
  Corporation                                          1,352            44,697
Reynolds American Inc.                                   500            34,020
Robert Half
  International Inc.                                     500            12,885
Rockwell Automation, Inc.                                550            21,285
Rockwell Collins, Inc.                                   550            20,427
Rohm and Haas Company                                    650            27,930
Rowan Companies, Inc.* <F4>                              300             7,920
T. Rowe Price Group Inc.                                 400            20,376
Ryder System, Inc.                                       200             9,408
Sabre Holdings Corporation                               400             9,812
SAFECO Corporation                                       400            18,260
Safeway Inc.* <F4>                                     1,250            24,138
Sanmina-SCI Corporation*<F4>                           1,500            10,575
Sara Lee Corporation                                   2,300            52,578
SBC Communications Inc.                                9,950           258,203
Schering-Plough
  Corporation                                          7,050           134,373
Schlumberger Limited                                   1,800           121,158
The Charles Schwab
  Corporation                                          3,900            35,841
Scientific-Atlanta, Inc.                                 500            12,960
Sealed Air Corporation*<F4>                              300            13,905
Sears, Roebuck and Co.                                   650            25,903
Sempra Energy                                            650            23,524
The Sherwin-Williams
  Company                                                400            17,584
Siebel Systems, Inc.* <F4>                             1,400            10,556
Sigma-Aldrich Corporation                                200            11,600
Simon Property
  Group, Inc.                                            590            31,642
SLM Corporation                                        1,375            61,325
Snap-on Incorporated                                     200             5,512
Solectron Corporation*<F4>                             2,900            14,355
The Southern Company                                   2,205            66,106
SouthTrust Corporation                                 1,050            43,743
Southwest Airlines Co.                                 2,400            32,688
Sovereign Bancorp, Inc.                                1,000            21,820
Sprint Corporation                                     4,400            88,572
St. Jude Medical, Inc.* <F4>                             540            40,646
The St. Paul Travelers
  Companies, Inc.                                      2,041            67,475
The Stanley Works                                        300            12,759
Staples, Inc.                                          1,550            46,221
Starbucks Corporation*<F4>                             1,150            52,279
Starwood Hotels &
  Resorts Worldwide, Inc.                                650            30,173
State Street Corporation                               1,050            44,846
Stryker Corporation                                    1,180            56,734
Sun Microsystems, Inc.* <F4>                          10,050            40,602
SunGard Data
  Systems Inc.* <F4>                                     850            20,205
Sunoco, Inc.                                             300            22,194
SunTrust Banks, Inc.                                   1,050            73,930
SUPERVALU INC.                                           400            11,020
Symantec Corporation*<F4>                              1,000            54,880
Symbol Technologies, Inc.                                650             8,216
Synovus Financial Corp.                                  850            22,228
Sysco Corporation                                      1,915            57,297
Target Corporation                                     2,745           124,211
TECO Energy, Inc.                                        600             8,118
Tektronix, Inc.                                          300             9,975
Tellabs, Inc.* <F4>                                    1,300            11,947
Temple-Inland Inc.                                       200            13,430
Teradyne, Inc.*<F4>                                      550             7,370
Texas Instruments
  Incorporated                                         5,200           110,656
Textron Inc.                                             400            25,708
Thermo Electron
  Corporation*<F4>                                       500            13,510
Tiffany & Co.                                            400            12,296
Time Warner Inc.* <F4>                                13,800           222,732
The TJX Companies, Inc.                                1,465            32,289
Torchmark Corporation                                    400            21,272
Toys "R" Us, Inc.* <F4>                                  650            11,531
Transocean Inc.* <F4>                                    950            33,991
Tribune Company                                          950            39,093
TXU Corp.                                                950            45,524
Tyco International Ltd.                                6,100           187,026
Union Pacific Corporation                                815            47,759
Unisys Corporation*<F4>                                  950             9,804
United Parcel Service,
  Inc. - Class B                                       3,390           257,369
United States Steel
  Corporation                                            300            11,286
United Technologies
  Corporation                                          1,550           144,739
UnitedHealth Group
  Incorporated                                         2,100           154,854
Univision Communications
  Inc. - Class A*<F4>                                    950            30,030
Unocal Corporation                                       750            32,250
UnumProvident
  Corporation                                            950            14,906
U.S. Bancorp                                           5,800           167,620
UST Inc.                                                 500            20,130
Valero Energy Corporation                                400            32,084
VERITAS Software
  Corporation*<F4>                                     1,250            22,250
Verizon Communications
  Inc.                                                 8,417           331,461
V. F. Corporation                                        300            14,835
Viacom Inc. - Class B                                  5,300           177,868
Visteon Corporation                                      300             2,397
Vulcan Materials Company                                 300            15,285
Wachovia Corporation                                   4,050           190,148
Wal-Mart Stores, Inc.                                 12,900           686,280
Walgreen Co.                                           3,080           110,356
The Walt Disney Company                                6,150           138,683
Washington Mutual, Inc.                                2,595           101,413
Waste Management, Inc.                                 1,750            47,845
Waters Corporation*<F4>                                  400            17,640
Watson
  Pharmaceuticals, Inc.* <F4>                            300             8,838
WellPoint Health
  Networks Inc.* <F4>                                    500            52,545
Wells Fargo & Company                                  5,140           306,498
Wendy's International, Inc.                              400            13,440
Weyerhaeuser Company                                     750            49,860
Whirlpool Corporation                                    200            12,018
The Williams
  Companies, Inc.                                      1,400            16,940
Winn-Dixie Stores, Inc.                                  400             1,236
Worthington
  Industries, Inc.                                       340             7,259
Wm. Wrigley Jr. Company                                  690            43,684
Wyeth                                                  5,800           216,920
Xcel Energy, Inc.                                      1,150            19,918
Xerox Corporation*<F4>                                 2,500            35,200
Xilinx, Inc.                                           1,050            28,350
XL Capital Ltd - Class A                                 400            29,596
Yahoo! Inc.* <F4>                                      4,080           138,353
Yum! Brands, Inc                                         850            34,561
Zimmer Holdings, Inc.* <F4>                              690            54,538
Zions Bancorporation                                     300            18,312
                                                                   -----------
     TOTAL COMMON STOCKS
     (COST $29,068,438)                                             31,565,163

Short-Term                                         Principal
Investments (0.1%)                                    Amount             Value
------------------                                 ---------             -----
U.S. Treasury Bill,
  12/23/2004, 1.6550%                                $32,000            31,878
                                                                   -----------
     TOTAL SHORT-TERM INVESTMENT
     (COST $31,878)                                                     31,878
                                                                   -----------

     TOTAL INVESTMENTS - 98.6%
     (COST $29,100,316)                                             31,597,041

     OTHER ASSETS,
     LESS LIABILITIES - 1.4%                                           433,715
                                                                   -----------

     TOTAL NET ASSETS -
     100.0%                                                        $32,030,756
                                                                   -----------
                                                                   -----------

*<F4>  Non-income producing security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF FUTURES CONTRACTS
SEPTEMBER 30, 2004

                                                        THE CATHOLIC EQUITY FUND

                                                                     Unrealized
Futures Contracts Purchased                             Contracts  Depreciation
---------------------------                             ---------  ------------
S&P 500 Index Futures
  Contracts Expiring December 2004 (Underlying Face
  Amount at Market Value $278,725)                              1      $(1,925)
S&P 500 Index E-mini Futures
  Contracts Expiring December 2004 (Underlying Face
  Amount at Market Value $222,980)                              4         (690)
                                                                       --------
     TOTAL FUTURES CONTRACTS PURCHASED                                 $(2,615)
                                                                       --------
                                                                       --------

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS & LIABILITIES

                                                              SEPTEMBER 30, 2004

                                                             The Catholic
                                                              Equity Fund
                                                              -----------
ASSETS
------
Investments, at cost                                         $29,100,316
                                                             -----------
Investments, at value                                        $31,597,041
Cash                                                             404,342
Dividend receivable                                               38,981
Receivable for Fund shares sold                                   16,500
Receivable from Adviser                                            4,472
Other assets                                                      67,441
                                                             -----------
     TOTAL ASSETS                                             32,128,777
                                                             -----------
LIABILITIES
-----------
Payable for investments purchased                                 31,856
Payable for Fund shares redeemed                                     800
Payable to broker                                                    135
Accrued expenses and other liabilities                            65,230
                                                             -----------
     TOTAL LIABILITIES                                            98,021
                                                             -----------

NET ASSETS                                                   $32,030,756
                                                             -----------
                                                             -----------
NET ASSETS CONSIST OF:
----------------------
Paid in capital                                              $33,771,915
Undistributed net investment income                              204,866
Undistributed net realized loss on
  investments sold and futures contracts                      (4,440,135)
Net unrealized appreciation/(depreciation) on:
     Investments                                               2,496,725
     Futures contracts                                            (2,615)
                                                             -----------
NET ASSETS                                                   $32,030,756
                                                             -----------
                                                             -----------
CLASS A SHARES
--------------
Net assets                                                    $6,868,111
Shares authorized ($0.001 par value)                         100,000,000(1)<F5>
Shares issued and outstanding                                    767,538
Net asset value, redemption price
  and minimum offering price per share                             $8.95
Maximum offering price per share ($8.95/0.96)                      $9.32

CLASS C SHARES
--------------
Net assets                                                    $3,344,454
Shares authorized ($0.001 par value)                         100,000,000(1)<F5>
Shares issued and outstanding                                    375,661
Net asset value and offering price per share                       $8.90

CLASS I SHARES
--------------
Net assets                                                   $21,818,191
Shares authorized ($0.001 par value)                         100,000,000(1)<F5>
Shares issued and outstanding                                  2,434,474
Net asset value, redemption price
  and offering price per share                                     $8.96

(1)<F5> Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENT OF OPERATIONS

                                           FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                                  The Catholic
                                                                   Equity Fund
                                                                   -----------
INVESTMENT INCOME
-----------------
Dividend income                                                     $522,639
Interest income                                                        2,943
                                                                  ----------
     TOTAL INCOME                                                    525,582
                                                                  ----------
EXPENSES
--------
Investment advisory fees                                             152,593
Transfer agent fees and expenses                                      71,974
Portfolio accounting fees                                             61,874
Federal and state registration fees                                   29,226
Custody fees                                                          14,176
Legal fees                                                            75,008
Printing and postage expenses                                         18,334
Audit fees                                                            28,144
12b-1 fees - Class A                                                  15,034
12b-1 fees - Class C                                                  25,365
Directors' fees and expenses                                           6,714
Other                                                                 57,508
                                                                  ----------
     TOTAL EXPENSES                                                  555,950
                                                                  ----------
Less waivers and reimbursements by adviser                          (310,375)
                                                                  ----------
     NET EXPENSES                                                    245,575
                                                                  ----------
NET INVESTMENT INCOME                                                280,007
                                                                  ----------
                                                                  ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain/(loss) on:
    Investments                                                      (96,942)
    Futures contracts                                                 41,629
Net change in unrealized appreciation on:
    Investments                                                    3,159,960
    Futures contracts                                                  9,887
                                                                  ----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               3,114,534
                                                                  ----------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $3,394,541
                                                                  ----------
                                                                  ----------

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        THE CATHOLIC EQUITY FUND

                                                            For the Year Ended September 30,
                                                            --------------------------------
                                                               2004                 2003
                                                               ----                 ----
OPERATIONS
----------
Net investment income                                         $280,007            $186,910
Net realized loss on investments and futures contracts         (55,313)           (541,233)
Net change in unrealized appreciation
  on investments and futures contracts                       3,169,847           4,103,981
                                                           -----------         -----------
     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                               3,394,541           3,749,658
                                                           -----------         -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                     (33,289)            (10,347)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                     (17,425)                (20)

DISTRIBUTIONS TO CLASS I SHAREHOLDERS
-------------------------------------
  Distributions from net investment income                    (165,953)            (89,356)
                                                           -----------         -----------
     CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                            (216,667)            (99,723)
                                                           -----------         -----------

CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                          3,964,509           5,008,504
Net proceeds from acquisition (Note 6)                              --           6,305,312
Net asset value of shares issued to shareholders
  in payment of distributions declared                         211,562              99,324
Cost of shares redeemed                                     (1,563,341)         (1,523,231)
                                                           -----------         -----------
     CHANGE IN NET ASSETS FROM CAPITAL
     SHARE TRANSACTIONS                                      2,612,730           9,889,909
                                                           -----------         -----------
     CHANGE IN NET ASSETS                                   $5,790,604         $13,539,844
                                                           -----------         -----------
NET ASSETS, BEGINNING OF PERIOD                            $26,240,152         $12,700,308
                                                           -----------         -----------
NET ASSETS, END OF PERIOD                                  $32,030,756         $26,240,152
                                                           -----------         -----------
UNDISTRIBUTED NET INVESTMENT INCOME                           $204,866            $143,817
                                                           -----------         -----------
                                                           -----------         -----------

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

                                              THE CATHOLIC EQUITY FUND - CLASS A

                                                                For the Year Ended September 30,
                                       ---------------------------------------------------------------------------------
                                       2004(3)<F8>       2003(3)<F8>      2002(3)<F8>       2001(3)<F8>      2000(3)<F8>
                                       -----------       -----------      -----------       -----------      -----------
NET ASSET VALUE,
  BEGINNING OF YEAR                        $7.99            $6.48             $8.43           $10.95            $ 9.69
                                           -----            -----             -----           ------            ------

Net investment income (loss)                0.08             0.04              0.06            (0.04)(2)<F7>     (0.03)(2)<F7>
Net realized and unrealized
  gain (loss) on investments                0.93             1.49             (1.83)           (2.45)             1.31
                                           -----            -----             -----           ------            ------
     TOTAL FROM
     INVESTMENT OPERATIONS                  1.01             1.53             (1.77)           (2.49)             1.28
                                           -----            -----             -----           ------            ------

Distributions from net
  investment income                        (0.05)           (0.02)               --               --                --
Distributions from net
  realized gain                               --               --             (0.18)           (0.03)            (0.02)
                                           -----            -----             -----           ------            ------
     TOTAL DISTRIBUTIONS                   (0.05)           (0.02)            (0.18)           (0.03)            (0.02)
                                           -----            -----             -----           ------            ------

NET ASSET VALUE,
  END OF YEAR                              $8.95            $7.99             $6.48            $8.43            $10.95
                                           -----            -----             -----           ------            ------
                                           -----            -----             -----           ------            ------

Total return(1)<F6>                        12.70%           23.71%           (21.65)%         (22.81)%           13.16%

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net assets, end of year               $6,868,111       $4,683,756        $2,865,775       $4,525,315        $4,671,129
Ratio of expenses
  to average net assets:
    Before expense waivers
      and reimbursements                    1.94%            2.44%             2.48%            3.05%             3.31%
    After expense waivers
      and reimbursements                    0.95%            0.95%             1.23%            1.75%             1.75%
Ratio of net investment income
  (loss) to average net assets:
    Before expense waivers
      and reimbursements                   (0.22)%          (0.66)%           (0.94)%          (1.75)%           (1.89)%
    After expense waivers
      and reimbursements                    0.77%            0.83%             0.31%           (0.45)%           (0.33)%
Portfolio turnover rate                     1.88%            9.46%(4)<F9>     31.23%(5)<F10>   39.17%            28.78%

(1)<F6>   Based on net asset value, which does not reflect the sales charge.
(2)<F7> Per share net investment loss has been calculated prior to tax adjustments.
(3)<F8> Information for the periods ended September 30, 2000, 2001 and October 1, 2001 through April 2, 2002 reflect the operations of The Catholic Disciplined Capital Appreciation Fund. Information for the period April 3, 2002 through September 30, 2004 reflects the operations of The Catholic Equity Fund. (Note 1)
(4)<F9> Portfolio turnover rate excludes purchases and sales from merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(5)<F10> Portfolio turnover reflects the operations of the Catholic Equity Fund for the period April 3, 2002 through September 30, 2002.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS C

                                                        For the             For the             For the
                                                       Year Ended          Year Ended         Period Ended
                                                     September 30,       September 30,       September 30,
                                                          2004                2003            2002(1)<F11>
                                                     -------------       -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $7.96               $6.48               $8.92
                                                          -----               -----               -----

Net investment income                                      0.05                0.04                0.01
Net realized and unrealized
  gain (loss) on investments                               0.94                1.48               (2.45)
                                                          -----               -----               -----
     TOTAL FROM INVESTMENT OPERATIONS                      0.99                1.52               (2.44)
                                                          -----               -----               -----

Distributions from net investment income                  (0.05)              (0.04)                 --
                                                          -----               -----               -----
     TOTAL DISTRIBUTIONS                                  (0.05)              (0.04)                 --
                                                          -----               -----               -----

NET ASSET VALUE, END OF PERIOD                            $8.90               $7.96               $6.48
                                                          -----               -----               -----
                                                          -----               -----               -----

Total return(2)<F12>                                     12.39%              23.69%            (27.47)%(3)<F13>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                            $3,344,454          $3,016,387              $3,432
Ratio of expenses to average net assets:
    Before expense waivers
      and reimbursements                                  2.44%               2.94%               3.71%(4)<F14>
    After expense waivers
      and reimbursements                                  1.20%               1.20%               1.20%(4)<F14>
Ratio of net investment income (loss)
  to average net assets:
    Before expense waivers
      and reimbursements                                (0.72)%             (1.16)%             (1.84)%(4)<F14>
    After expense waivers
      and reimbursements                                  0.52%               0.58%               0.67%(4)<F14>
Portfolio turnover rate                                   1.88%               9.46%(5)<F15>      31.23%(3)<F13>

(1)<F11> Reflects operations for the period from April 9, 2002 (commencement of operation), to September 30, 2002.
(2)<F12> Based on net asset value, which does not reflect the contingent deferred sales charge.
(3)<F13>  Not annualized.
(4)<F14>  Computed on an annualized basis.
(5)<F15> Portfolio turnover rate excludes purchases and sales from merger of The Catholic Values Investment Trust and The Catholic Equity Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

                                              THE CATHOLIC EQUITY FUND - CLASS I

                                                        For the             For the             For the
                                                       Year Ended          Year Ended         Period Ended
                                                     September 30,       September 30,       September 30,
                                                          2004                2003            2002(1)<F16>
                                                     -------------       -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $8.00               $6.49               $9.02
                                                          -----               -----               -----

Net investment income                                      0.09                0.07                0.02
Net realized and unrealized
  gain (loss) on investments                               0.94                1.49               (2.55)
                                                          -----               -----               -----
     TOTAL FROM INVESTMENT OPERATIONS                      1.03                1.56               (2.53)
                                                          -----               -----               -----

Distributions from net investment income                  (0.07)              (0.05)                 --
                                                          -----               -----               -----
     TOTAL DISTRIBUTIONS                                  (0.07)              (0.05)                 --
                                                          -----               -----               -----

NET ASSET VALUE, END OF PERIOD                            $8.96               $8.00               $6.49
                                                          -----               -----               -----
                                                          -----               -----               -----

Total return                                             12.89%              24.19%            (28.05)%(2)<F17>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                           $21,818,191         $18,540,009          $9,831,101
Ratio of expenses to average net assets:
    Before expense waivers
      and reimbursements                                  1.69%               2.19%               2.55%(3)<F18>
    After expense waivers
      and reimbursements                                  0.70%               0.70%               0.70%(3)<F18>
Ratio of net investment income (loss)
  to average net assets:
    Before expense waivers
      and reimbursements                                  0.03%             (0.41)%             (0.82)%(3)<F18>
    After expense waivers
      and reimbursements                                  1.02%               1.08%               1.03%(3)<F18>
Portfolio turnover rate                                   1.88%               9.46%(4)<F19>      31.23%(2)<F17>

(1)<F16> Reflects operations for the period from April 3, 2002 (commencement of operations), to September 30, 2002.
(2)<F17>  Not annualized.
(3)<F18>  Computed on an annualized basis.
(4)<F19> Portfolio turnover rate excludes purchases and sales from merger of The Catholic Values Investment Trust and The Catholic Equity Fund.

The accompanying Notes to Financial Statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS

                                                              SEPTEMBER 30, 2004

1. ORGANIZATION
---------------

The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of one diversified series, the Catholic Equity Fund (the "Fund"). At the close of business on April 2, 2002, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of the Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Disciplined Capital Appreciation Fund ("Disciplined Capital Appreciation Fund") was deemed to be the accounting survivor of the reorganization. In 2002, the Company designated three classes of Fund shares:
Class A, Class C and Class I. The three classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. All outstanding shares of the Disciplined Capital Appreciation Fund were redesignated as Class A shares effective on March 25, 2002.

Class A shares are subject to an initial maximum sales charge of 4.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund's prospectus. Class C shares became effective on March 25, 2002 and commenced operations on April 9, 2002. Class C shares are subject to a contingent deferred sales charge ("CDSC") for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class I shares became effective on March 25, 2002 and commenced operations on April 3, 2002. Class I shares are no-load shares. The Fund is managed by Catholic Financial Services Corporation (the "Adviser"). At the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund ("CVIT"). (See Note 6)

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

A) INVESTMENT VALUATION

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on the national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund's Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

Securities not currently traded or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable are valued at fair value as determined in good faith under procedures approved by the Board of Directors.
If the event occurs that will affect the value of a Fund's portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

B) STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

C) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the years ended September 30, 2004 and 2003 was as follows:

                                               Equity Fund
                               -------------------------------------------
                                    For the                  For the
                                   Year Ended               Year Ended
                               September 30, 2004       September 30, 2003
                               ------------------       ------------------
Ordinary Income                     $216,667                 $99,723
Long-term Capital Gains                   --                      --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis of reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

As of September 30, 2004, the Fund had net capital loss carryforwards of $3,741,039 that expire in varying amounts through 2012. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards, subject to certain IRS limitations. As of September 30, 2004, the Fund had post-October losses of $48,500, which are not recognized for tax purposes until the first day of the following fiscal year.

As of September 30, 2004, the components of capital on a tax basis were as follows:

                                                                Equity Fund
                                                                -----------
Cost of investments                                             $29,753,001
                                                                -----------
                                                                -----------
Gross unrealized appreciation                                   $ 4,944,116
Gross unrealized depreciation                                    (3,100,076)
                                                                -----------
Net unrealized appreciation/depreciation                        $ 1,844,040
                                                                -----------
                                                                -----------
Undistributed ordinary income                                   $   204,339
Undistributed long-term capital gain                                     --
                                                                -----------
Total distributable earnings                                    $   204,339
                                                                -----------
                                                                -----------
Other accumulated gains/losses                                  $(3,789,538)
                                                                -----------
Total accumulated earnings/losses                               $(1,741,159)
                                                                -----------
                                                                -----------

The fund designates 100% of dividends declared from net investment income during the fiscal year ended September 30, 2004 as qualified income under Jobs and Growth Tax Relief Reconciliation Act of 2003 (unaudited).

For corporate shareholders in the Fund, the percentage of ordinary dividend income distributed for the year ended September 30, 2004, which is designated as qualifying for the dividends-received deduction is 100% (unaudited).

E) EXPENSES

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Equity Fund are allocated between each class' respective net assets when appropriate. Fees paid under the Distribution Plan (the "Plan") are borne by the specific class of shares of the Equity Fund to which the Distribution Plan applies.

F) OTHER

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
----------------------------------------------------------------

The Fund has entered into an agreement with the Adviser, with whom certain Officers and Directors of the Fund are affiliated, to furnish investment advisory services to the Fund. The terms of the agreement are as follows:

The Fund pays the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to an expense cap agreement, the Adviser has agreed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses do not exceed 0.95%, 1.20% and 0.70% of the average daily net assets of the Fund - Class A, Class C and Class I shares, respectively. Effective November 15, 2004, the Adviser agreed to increase its waiver and reimbursement so as to cap the Fund's operating expenses at 0.60% for Class A shares, 0.85% for Class C shares and 0.35% for Class I shares. The expense cap agreement terminates on September 30, 2005, unless extended by the parties.

The Adviser has entered into a sub-advisory agreement with Mellon Equity Associates, LLP ("Mellon"). The annual rates of the fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreement is as follows: 0.12% on the first $50 million; 0.06% of the Fund's average daily net assets in excess of $50 million.

For the year ended September 30, 2004, expenses of $310,375 were reimbursed by the Adviser for the Fund. The Adviser may terminate the waiver and expense reimbursement after September 30, 2005.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Company to use annually 0.25% and 0.75% of its net assets for the Fund - Class A and Class C, respectively, computed on a daily basis, to finance certain activities relating to the distribution of its shares to investors. For the year ended September 30, 2004, 12b-1 distribution expenses of $15,034 and $25,365 were paid from Class A and Class C, respectively. These expenses were remitted to the Adviser, who also acts as distributor for the shares of each Fund. The Adviser also received sales charges from the sale of Class A shares of $44,198 for the year ended September 30, 2004. There were no contingent deferred sales charges paid to the Adviser for the redemption of Class C shares during the year ended September 30, 2004. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
-----------------------------

Transactions of shares of the Fund was as follows:

THE CATHOLIC EQUITY FUND - CLASS A SHARES

                                            For the Year Ended                 For the Year Ended
                                            September 30, 2004                 September 30, 2003
                                          -----------------------            -----------------------
                                          Amount           Shares            Amount           Shares
                                          ------           ------            ------           ------
Shares sold                             $2,062,903         232,281         $1,461,659         190,558
Shares issued to holders in
  reinvestment of distributions             32,372           3,658              9,948           1,410
Shares redeemed                           (485,188)        (54,555)          (352,815)        (47,886)
                                        ----------         -------         ----------         -------
     NET INCREASE                       $1,610,087         181,384         $1,118,792         144,082
                                        ----------         -------         ----------         -------

THE CATHOLIC EQUITY FUND - CLASS C SHARES

                                            For the Year Ended                 For the Year Ended
                                            September 30, 2004                 September 30, 2003
                                          -----------------------            -----------------------
                                          Amount           Shares            Amount           Shares
                                          ------           ------            ------           ------
Shares sold                               $605,925          69,231            $59,595           7,525
Shares issued to effect
  acquisition (Note 6)                          --              --          2,897,282         389,799
Shares issued to holders in
  reinvestment of distributions             16,727           1,896                 20               3
Shares redeemed                           (649,619)        (74,463)          (149,628)        (18,860)
                                          --------         -------         ----------         -------
     NET INCREASE                         $(26,967)         (3,336)        $2,807,269         378,467
                                          --------         -------         ----------         -------

THE CATHOLIC EQUITY FUND - CLASS I SHARES

                                            For the Year Ended                   For the Year Ended
                                            September 30, 2004                   September 30, 2003
                                          -----------------------            --------------------------
                                          Amount           Shares            Amount              Shares
                                          ------           ------            ------              ------
Shares sold                             $1,295,680         148,768         $3,487,250            465,483
Shares issued to effect
  acquisition (Note 6)                          --              --          3,408,030            456,947
Shares issued to holders in
  reinvestment of distributions            162,463          18,357             89,356             12,693
Shares redeemed                           (428,534)        (50,748)        (1,020,788)(1)<F20>  (131,743)
                                        ----------         -------         ----------            -------
     NET INCREASE                       $1,029,609         116,377         $5,963,848            803,380
                                        ----------         -------         ----------            -------

(1)<F20> Includes $958,818 redeemed from Class I and immediately reinvested in Class A Shares.

5. INVESTMENT TRANSACTIONS
--------------------------
The aggregate purchases and sales of securities, excluding short-term investments for The Catholic Equity Fund, for the year ended September 30, 2004 were $3,373,971 and $560,223, respectively. There were no purchases and sales of U.S. government securities for the Fund.

Transactions in future contracts for the year ended September 30, 2004 were as follows:

                                                    Equity Fund
                                        ----------------------------------
                                        Number of         Aggregate Face
                                        Contracts       Value of Contracts
                                        ---------       ------------------
Outstanding at beginning of year             4             $   608,962
Contracts opened                            39               3,949,318
Contracts closed                           (38)             (4,053,960)
                                           ---             -----------
Outstanding at end of period                 5             $   504,320
                                           ---             -----------
                                           ---             -----------

6. ACQUISITION INFORMATION
--------------------------

Effective at the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund. The Fund issued 846,746 shares (valued at $6,305,312) for the 731,699 shares outstanding for The Catholic Values Investment Trust. The net assets of CVIT included net unrealized depreciation on investments of $76,810 and accumulated net realized losses of $3,017. CVIT also had capital loss carryforwards of $2,706,972, which, subject to certain IRS limitations, has been limited to $1,841,041. These capital loss carryforwards have been combined with those of the Fund.

7. GUARANTEES AND INDEMNIFICATIONS
----------------------------------

In the normal course of business, the Fund enters into contracts with the service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                        THE CATHOLIC FUNDS, INC.

To the Board of Directors and Shareholders of The Catholic Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Catholic Equity Fund (the "Fund") at September 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
November 8, 2004

DIRECTORS AND OFFICERS (UNAUDITED)

                                                        THE CATHOLIC FUNDS, INC.

                                                                                                       Number of
                                                                                                       Portfolios in  Other
                                               Term of Office                                          Complex        Directorships
Name, Address and             Position(s)      and Length of     Principal Occupation(s)               Overseen by    Held by
Date of Birth                 Held with CFI    Time Served       During Past 5 Years                   Director       Director
-----------------             -------------    --------------    -----------------------               -------------  -------------
INDEPENDENT DIRECTORS:

Thomas A. Bausch, PhD         Director         Indefinite,       Professor of Management,                   1         None
1100 W. Wells St.                              until successor   Marquette University since 1978.
Milwaukee, WI  53233                           elected.
06/06/1938
                                               Since 1999

J. Michael Borden             Director         Indefinite,       Chief Executive Officer of                 1         Trustee,
1100 W. Wells St.                              until successor   HUFCOR (1978-present).                               Jefferson
Milwaukee, WI  53233                           elected.                                                               Fund Group
12/21/1936                                                                                                            Mutual Funds

                                               Since 1999

Daniel R. Doucette            Director         Indefinite,       President and CEO Milwaukee                1         None
1100 W. Wells St.                              until successor   Insurance (1989 to present).
Milwaukee, WI  53233                           elected.
09/03/1949
                                               Since 1999

Thomas J. Munninghoff         Director         Indefinite,       CPA-Munninghoff, Lange and Co.             1         None
1100 W. Wells St.                              until successor   (Accounting Firm) since 1983.
Milwaukee, WI  53233                           elected.
08/27/1947
                                               Since 1999

Conrad L. Sobczak             Director         Indefinite,       Retired; President and CEO, Family         1         None
1100 W. Wells St.                              until successor   Health Systems (1987 to 1998).
Milwaukee, WI  53233                           elected.
10/20/1938
                                               Since 1999

INTERESTED DIRECTORS:

Daniel J. Steininger(1)<F21>  Director,        Indefinite,       CEO-Catholic Knights                       1         None
1100 W. Wells St.             Chairman         until successor   since 1981.
Milwaukee, WI  53233          of the Board     elected.
05/01/1945
                                               Since 1999

Allan G. Lorge(1)<F21>        Director,        Indefinite,       CFO-Catholic Knights                       1         None
1100 W. Wells St.             Vice President,  until successor   since 1986.
Milwaukee, WI  53233          Secretary and    elected.
12/09/1949                    Chief Financial
                              Officer
                                               Since 1999

OFFICERS:

Theodore F. Zimmer            President        One year term,    General Counsel-Catholic                   n/a       n/a
1100 W. Wells St.                              subject to        Knights since 1997.
Milwaukee, WI  53233                           election by
12/17/1940                                     Board of
                                               Directors
                                               or until
                                               successor
                                               is elected.

                                               Since 2002

Russell J. Kafka              Treasurer        One year term,    Vice President-Investments,                n/a       n/a
1100 W. Wells St.                              subject to        Catholic Knights
Milwaukee, WI  53233                           election by       since 1985.
06/20/1944                                     Board of
                                               Directors
                                               or until
                                               successor
                                               is elected.

                                               Since 1999

John M. Koth                  Chief            One year term,    Chief Compliance Officer-                  n/a       n/a
1100 W. Wells St.             Compliance       subject to        Catholic Financial Services
Milwaukee, WI  53233          Officer          election by       Corporation since 2001.
09/27/1964                                     Board of
                                               Directors         Compliance and Operations
                                               or until          Director-Prudential Financial
                                               successor         Services 1999 to 2001.
                                               is elected.

                                               Since 2004

Additional information about the Funds' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-222-2402.

(1)<F21> Messrs. Steininger and Lorge are considered to be "interested persons" (as defined in the 1940 Act) of The Catholic Funds, Inc. by virtue of their positions with Catholic Knights and Catholic Financial Services Corporation.

                      A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, subadviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the forecasts and predictions and the appropriateness of the investment strategies designed by the adviser, any subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

BOARD OF DIRECTORS
------------------
Daniel Steininger
Chairman of the Board
Thomas Bausch
J. Michael Borden
Daniel Doucette
Allan Lorge
Thomas Munninghoff
Conrad Sobczak

OFFICERS
--------
Theodore Zimmer, President
Allan Lorge
Vice President, Secretary and
  Chief Financial Officer
Russell Kafka, Treasurer
John Koth, Chief Compliance Officer

INVESTMENT ADVISER
------------------
Catholic Financial Services Corporation
1100 West Wells Street
Milwaukee, WI  53233

SUBADVISER
----------
Mellon Equity Associates, LLP
500 Grant St., Suite 4200
Pittsburgh, PA  15258

LEGAL COUNSEL
-------------
Quarles & Brady LLP

CUSTODIAN
---------
U.S. Bank, N.A.

TRANSFER AGENT
--------------
U.S. Bancorp Fund Services, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------
PricewaterhouseCoopers LLP

SHAREHOLDER SERVICES
--------------------
The Catholic Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 710
Milwaukee, WI  53201-0701

THE CATHOLIC
FRATERNAL ALLIANCE
------------------
Catholic Knights
Daniel Steininger, President
1100 West Wells Street
Milwaukee, WI  53233

Catholic Order of Foresters
David E. Huber, High Chief Ranger
355 Shuman Boulevard
P.O. Box 3012
Naperville, IL  60566-7012

Catholic Knights of America
John Kenawell, President
3525 Hampton Avenue
St.  Louis, MO  63139-1980

Catholic Union of Texas (The KJT)
Elo J. Goerig, President
P.O. Box 297
LaGrange, TX  78945

 The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request by calling 1-877-222-2402.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-222-2402, on the Fund's website, www.catholicfunds.com, or on the SEC's website, at www.sec.gov. Information
  ---------------------                              ------------
regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available on or through the Fund's website and on the SEC's website.

 Beginning with the Fund's first and third quarters ending after July 9, 2004, the Fund will file a complete schedule of portfolio holdings with the SEC on
   Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-877-222-2402, on the Fund's website and on the SEC's website.

   This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Catholic Church has not sponsored or endorsed The Catholic Funds nor approved or  disapproved of the Funds as an investment.

                    CATHOLIC FINANCIAL SERVICES CORPORATION
                        GIVING VOICE TO CATHOLIC VALUES

                  1100 West Wells Street o Milwaukee, WI 53233
                                 1-414-278-6550
                              Member NASD and SIPC
              The Catholic Funds are not available in all states.

ITEM 2.  CODE OF ETHICS

     As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. Thomas Munninghoff, a director of the Registrant since its commencement of operations in 1999, has been determined to be an audit committee financial expert and he is "independent" within the meeting of Item 3(a)(2) of Form N-CSR. Mr. Munninghoff is a [shareholdero] and the President and Audit Principal for the accounting firm of Munninghoff, Lange & Co., with which he has served in various capacities since 1983. Mr. Munninghoff is a Certified Public Accountant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     The following table sets forth information as to the fees billed to the Registrant for audit, audit-related, tax and other services and products provided by PricewaterhouseCoopers LLP, the Registrant's principal accountant, for each of the last two fiscal years.

                                   FISCAL YEAR ENDED SEPTEMBER 30,
                                   -------------------------------

                                    2003                     2004
                                    ----                    ----
Audit Fees                        $19,340                  $20,000
Audit-Related Fees                $  -0-                   $  -0-
Tax Fees(1)<F22>                  $ 2,125                  $ 2,275
All Other Fees                    $  -0-                   $  -0-
                                  -------                  -------
TOTAL                             $21,465                  $22,275
                                  -------                  -------
                                  -------                  -------

(1)<F22> For 2003 and 2004, PricewaterhouseCoopers LLP assisted in the preparation of tax returns for the Registrant and also reviewed the Registrant's dividend calculations to assure compliance with Sub-chapter M of the Internal Revenue Code of 1986.

     PricewaterhouseCoopers LLP did not bill any amounts over the last two fiscal years for services or products provided to Catholic Financial Services Corporation ("CFSC"), the Registrant's investment advisor, or any entity controlling, controlled by or under common control with CFSC that provides ongoing services for the Registrant.

     The audit committee of the Registrant's Board of Directors selected PricewaterhouseCoopers LLP and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2003 and 2004 before that firm was engaged to provide such services. The audit committee of the Registrant's Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant. The audit committee itself must approve all such services in advance. No non-audit services were provided to the Registrant with respect to the past two fiscal years pursuant to a waiver from the pre-approval requirement that were subsequently approved by the audit committee under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant, insofar as the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  SCHEDULE OF INVESTMENTS

     The Schedule of Investments in securities of unaffiliated issuers is provided in the Registrant's Annual Report to Shareholders dated as of September 30, 2004 provided under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     Not applicable insofar as the Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the Registrant's Board of Directors adopted the resolution disclosed in the Registrant's semi-annual report on Form N-CSR for the period ended March 31, 2004.

ITEM 11.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  Within 90 days prior to the
          ----------------------------------
filing of this report on Form N-CSR, the Registrant's President (Principal Executive Officer) and its Chief Financial Officer (Principal Financial Officer) reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, such officers determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in this report on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

     (b)  Change in Internal Controls.  There were no changes in the
          ---------------------------
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.    DESCRIPTION OF EXHIBIT
-----------    ----------------------
12(a)(1)       The Code of Ethics for the Registrant's Principal Executive
               Officer, Principal Financial Officer, and Principal Accounting
               Officers referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant's Certified Shareholder Report on Form N-CSR filed on December 2, 2003, and is incorporated herein by reference.

12(a)(2)(A)    Certification of Principal Executive Officer Required by Section
               302 of the Sarbanes-Oxley Act of 2002 is filed herewith

12(a)(2)(B)    Certification of Principal Financial Officer Required by Section
               302 of the Sarbanes-Oxley Act of 2002 is filed herewith

12(b) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 8th day of December, 2004.

                                   THE CATHOLIC FUNDS, INC.
                                   By:  /s/  Theodore F. Zimmer
                                        -----------------------------
                                        Theodore F. Zimmer, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 8th day of December, 2004.

                                   By:  /s/  Theodore F. Zimmer
                                        -----------------------------
                                        Theodore F. Zimmer, President
                                        (Principal Executive Officer)

                                   By:  /s/  Allan G. Lorge
                                        ------------------------------
                                        Allan G. Lorge, Vice President,
                                        Secretary and Chief Financial Officer
                                        (Principal Financial Officer)